Office Properties and Equipment, Net (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Land		$ 10,728	$ 9,087
Office buildings		27,715	21,647
Leasehold improvements		42,419	26,726
Furniture, fixtures and equipment		33,577	20,375
Construction in process		20,062	6,726
Office properties and equipment, Gross		134,501	84,561
Less accumulated depreciation and amortization		43,093	24,006
Office properties and equipment, net	$ 101,929	$ 91,408	$ 60,555